Equity - Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Beginning balance	$ 391,529		$ 389,130	$ 387,273
Profit attributable to noncontrolling interests	1,103	$ 36	1,511	1,431
Income tax relating to remeasurements of defined benefit pension plans	(31)		(231)	(78)
Cash dividends distributed by subsidiaries	(1,092)		(1,053)	(896)
Share-based payment transactions of subsidiaries	33		89	73
Net increase in noncontrolling interests	19		111
Ending balance	392,719	12,826	391,529	389,130
Noncontrolling interests [Member]
Beginning balance	12,408		11,747	11,158
Profit attributable to noncontrolling interests	1,103		1,511	1,431
Exchange differences arising from the translation of the foreign operations	2		21	0
Unrealized gain or loss on financial assets at FVOCI	(22)		(25)	2
Remeasurements of defined benefit pension plans	12		24	(5)
Income tax relating to remeasurements of defined benefit pension plans	(2)		(5)	1
Share of other comprehensive income (loss) of associates and joint ventures	(21)		5	0
Cash dividends distributed by subsidiaries	(1,092)		(1,053)	(896)
Actual acquisition of interests in subsidiaries	0		0	0
Share-based payment transactions of subsidiaries	25		62	56
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0		10	0
Net increase in noncontrolling interests	19		111	0
Ending balance	$ 12,432	$ 406	$ 12,408	$ 11,747